Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Account Value	$ 272,181	$ 272,181	$ 272,181	$ 223,944	$ 196,740	$ 241,437	$ 185,349	$ 171,863	$ 156,285	$ 133,457	$ 112,132	$ 105,346	$ 100,000
Average Annual Return, Percent	21.54%	9.63%	10.53%
CLASS N
Account Value [Line Items]
Line Graph and Table Measure Name			Class N
Account Value	$ 26,358	$ 26,358	$ 26,358	21,751	19,165	23,588	18,166	16,892	15,420	13,208	11,136	10,500	10,000
Average Annual Return, Percent	21.18%	9.31%	10.18%
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Account Value	$ 334,317	$ 334,317	$ 334,317	247,288	205,284	249,214	188,977	164,326	159,667	135,795	114,395	99,505	100,000
Average Annual Return, Percent	35.19%	15.26%	12.83%
Russell 3000 Index, Class N
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Account Value	$ 33,432	$ 33,432	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Average Annual Return, Percent	35.19%	15.26%	12.83%
Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap Index
Account Value	$ 263,963	$ 263,963	$ 263,963	204,103	179,912	223,200	161,613	154,576	149,804	131,430	113,966	99,752	100,000
Average Annual Return, Percent	29.33%	11.30%	10.19%
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap Growth Index
Account Value	$ 291,679	$ 291,679	$ 291,679	225,523	191,989	272,319	208,752	169,398	161,020	132,963	112,852	101,448	100,000
Average Annual Return, Percent	29.33%	11.48%	11.30%
Russell Midcap Index, Class N
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap Index
Account Value	$ 26,396	$ 26,396	$ 26,396	20,410	17,991	22,320	16,161	15,458	14,980	13,143	11,397	9,975	10,000
Average Annual Return, Percent	29.33%	11.30%	10.19%
Russell Midcap Growth Index, Class N
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap Growth Index
Account Value	$ 29,168	$ 29,168	$ 29,168	$ 22,552	$ 19,199	$ 27,232	$ 20,875	$ 16,940	$ 16,102	$ 13,296	$ 11,285	$ 10,145	$ 10,000
Average Annual Return, Percent	29.33%	11.48%	11.30%